Other Components of Equity - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	₩ 65,326,706	₩ 70,668,059	₩ 68,889,649
Additional paid-in capital and others	126,792	75,211	(5,445)
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	12,305	3,609	3,181
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	509,487	301,161	(132,805)
Foreign currency translation of foreign operations, net of tax	28,387	41,189	(76,442)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(24,415)	(15,778)	64,562
Ending balance	42,000,256	65,326,706	70,668,059
Other Components Of Equity
Beginning balance	14,468,450
Ending balance	15,060,518	14,468,450
Other capital surplus
Beginning balance	1,231,109	1,224,105
Changes in consolidation scope	(597)	43
Additional paid-in capital and others	39,641	(491)
Transactions between consolidated entities	(1,584)	7,452
Ending balance	1,268,569	1,231,109	1,224,105
Other capital surplus | Other Components Of Equity
Beginning balance	1,231,109
Ending balance	1,268,569	1,231,109
Gains on disposal of Treasury stocks
Beginning balance	387,524	387,524
Changes in consolidation scope	0	0
Additional paid-in capital and others	0	0
Transactions between consolidated entities	0	0
Ending balance	387,524	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Beginning balance	843,585	836,581
Changes in consolidation scope	(597)	43
Additional paid-in capital and others	39,641	(491)
Transactions between consolidated entities	(1,584)	7,452
Ending balance	881,045	843,585	836,581
Accumulated other comprehensive income (loss)
Beginning balance	(57,632)	(409,577)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	58,008	59,022
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	509,487	301,161
Foreign currency translation of foreign operations, net of tax	19,550	15,760
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(32,437)	(19,610)
Others		(4,388)
Ending balance	496,976	(57,632)	(409,577)
Accumulated other comprehensive income (loss) | Other Components Of Equity
Beginning balance	(57,632)
Ending balance	496,976	(57,632)
Financial assets at fair value through other comprehensive income
Beginning balance	(46,498)	(101,132)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	58,008	59,022
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others		(4,388)
Ending balance	11,510	(46,498)	(101,132)
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Beginning balance	311,252	10,091
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	509,487	301,161
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others		0
Ending balance	820,739	311,252	10,091
Reserve for gain (loss) on valuation of derivatives
Beginning balance	2,784	22,394
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(32,437)	(19,610)
Others		0
Ending balance	(29,653)	2,784	22,394
Reserve for overseas operations translation credit
Beginning balance	(325,170)	(340,930)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	19,550	15,760
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others		0
Ending balance	(305,620)	(325,170)	₩ (340,930)
Other equity
Beginning balance	13,294,973
Ending balance	13,294,973	13,294,973
Other equity | Other Components Of Equity
Beginning balance	13,294,973
Ending balance	13,294,973	13,294,973
Statutory revaluation reserve
Beginning balance	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity
Beginning balance	(125)
Ending balance	₩ (125)	₩ (125)